SHARE CAPITAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SHARE CAPITAL

NOTE 13 – SHARE CAPITAL

Authorized

Unlimited number of subordinate voting shares without par value.

75,000 Enhanced voting preference shares (4,412 post reverse split) without par value. Each Enhanced voting preference share carries the right to 50 votes.

Issued

As at September 30, 2024, 655,369 subordinate voting shares and 4,412 enhanced voting preference shares were issued and outstanding.

During the nine months ended September 30, 2024

On January 4, 2024, the Company issued 17,915 subordinate voting shares (6 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s with a fair value of $2.99, for a compensation amount of $53,568.

On January 10, 2024, the Company granted 410,000 RSUs (127 RSUs post reverse split) to five directors of the Company, the RSUs will vest over 4 months and a day.

On January 16, 2024, the Company granted 60,000 RSUs (19 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On February 5, 2024, the Company granted 39,753 RSUs (12 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 5, 2024, the Company granted 60,083 RSUs (19 RSUs post reverse split) to a consultant of the Company, the RSUs will vest over 4 months and a day.

On March 14, 2024 the Company announced the closing of an underwritten public offering with gross proceeds to the Company of approximately US$7.0 million, before deducting underwriting discounts and other estimated expenses paid by the Company. The offering was for sale of 116,666,667 units (36,120 units post reverse split), each consisting of one subordinate voting share or pre-funded warrant, one series A warrants and two series B warrants. The offering price was US$0.06 per unit.

On April 5, 2024, the Company issued 95 subordinate voting shares (6 subordinate voting shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $2.99 for a compensation amount of $53,568.

On April 5, 2024, the Company granted 1,180,000 RSUs (69,412 RSUs post reverse split) to directors and consultants of the Company, the RSUs vested immediately, and 1,180,000 subordinate voting shares (69,412 subordinate voting shares post reverse split) were issued on April 8, 2024 with a fair value of $1.39 for a compensation amount of $1,645,287.

On April 9, 2024, the Company granted 100,000 RSUs (5,882 RSUs post reverse split) to a consultant of the Company, the RSUs vested immediately, and 100,000 subordinate voting shares (5,882 subordinate voting shares post reverse split) were issued with a fair value of $1.44 for a compensation amount of $143,927.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

On May 27, 2024, pursuant to a Settlement Agreement Dated May 27, 2024 (the “Settlement Agreement”), the Company issued 450,000 subordinate voting shares (26,471 subordinate voting shares post reverse split) (valued at US$400,500) in settlement of a dispute with the co-owner of a farm following the Company’s decision to suspend the construction of a cannabis farm on that property. Under the Settlement Agreement, the shares are to be held in escrow by the Company until the earlier of (a) the third anniversary of the Settlement Agreement, or (b) the date on which the Company’s board of directors resolves not to construct the cannabis farm. The number of shares to be released is subject to adjustment in the event that the market price of the Company’s subordinate voting shares is lower than US$15.13 per share on the date of release.

On June 14, 2024, the Company issued 1,238,525 subordinate voting shares (72,854 subordinate voting shares post reverse split) to three directors following the vesting of RSU’s with a fair value of $0.97, for a compensation amount of $1,205,315.

On June 19, 2024, the Company issued 23,543 subordinate voting shares (1,385 subordinate voting shares post reverse split) to directors and consultants of the Company following the vesting of RSU’s with a fair value of $0.96, for a compensation amount of $22,657.

On July 16, 2024, the Company issued 28,000 subordinate voting shares (1,647 subordinate voting shares post reverse split) to a consultant following the vesting of RSU’s.

On September 20, 2024, the Company issued 75,000 enhanced voting preference shares (4,412 enhanced voting preference shares post reverse split) to its Chief Executive Officer. This new class of shares (enhanced voting preference shares) was created and the shares issued as approved by the Company’s shareholders on August 1, 2024.

As of September 30, 2024, the Company issued 614,109 subordinate voting shares (36,124 subordinate voting shares post reverse split ) following the closing of the underwritten public offering on March 14, 2024 as well as 7,020,384 subordinate voting shares (412,964 subordinate voting shares post reverse split ) following the cashless exercise of A warrants , 172,766 subordinate voting shares (10,163 subordinate voting shares post reverse split ) following the exercise of B warrants at an exercise price of US$1.3643 per subordinate voting share and 5,299 subordinate voting shares following the exercise of B warrants at an exercise price of US$8.1782 per subordinate voting share.

During the nine months ended September 30, 2023

On January 3, 2023, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On April 4, 2023, the Company issued 6,727 subordinate voting shares (2 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On April 27, 2023, the Company granted 43,847 RSU’s (14 RSU’s post reverse splits) to two directors, the RSUs will vest over one year.

On July 4, 2023, the Company issued 10,961 subordinate voting shares (3 subordinate voting shares post reverse splits) to two directors following the vesting of RSU’s.

On July 19, 2023 the Company issued 1,733,334 subordinate voting shares (537 subordinate voting shares post reverse splits) at a price of US$1.50 per share following the closing of an underwritten public offering with gross proceeds to the Company of approximately US$2.6 million, before deducting underwriting discounts and other estimated expenses paid by the Company.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

On August 8, 2023, the Company granted 27,819 RSU’s (9 RSU’s post reverse splits) to two directors, the RSUs will vest over one year.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of subordinate voting shares that may be subject to option at any one time may not exceed 10% of the issued subordinate voting shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the nine months ended September 30, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2023	190	4,554.3
Granted during the period	31	6,847.6
Exercised during the period	-	-

Outstanding at December 31, 2023	221	$4,877.3
Granted during the period	201	1,711.9
Cancelled during the period	(376)	3,451

Outstanding at September 30, 2024	46	2,648.6
Exercisable at September 30, 2024	46	$2,648.6

Additional information regarding stock options outstanding as of September 30, 2024, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

46	1.50	$2,648.6	46	$2,648.6

46	1.50	$2,648.6	46	$2,648.6

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – SHARE CAPITAL (continued)

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%

On January 10, 2024, the Company cancelled 565,000 stock options (175 stock options post reverse splits) that were previously granted to 4 directors of the Company.

On January 16, 2024, the Company granted 650,000 stock options (201 stock options post reverse splits) to a consultant of the Company, the stock options vest as follows: 150,000 on the date of the grant (46 post reverse splits) and 100,000 every month thereafter (31 post reverse splits) every month thereafter. On June 30, 2024 the Company cancelled the 650,000 stock options (201 stock options post reverse splits) that were previously granted to that consultant.

NOTE 14 – EQUITY

Authorized

Unlimited number of common shares without par value.

Issued

As of December 31, 2023, 223,964 common shares were issued and outstanding.

During the year ended December 31, 2023

On January 3, 2023, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $6.20, for a compensation amount of $41,875.

On April 4, 2023, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $6.20, for a compensation amount of $41,730.

On April 27, 2023, the Company granted 43,847 RSU’s (231 RSU’s post reverse split) to two directors, 25% of the RSUs will vest each 3 months with the last tranche vesting on April 27, 2024.

On July 4, 2023, the Company issued 10,961 common shares (58 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $3.82, for a compensation amount of $41,871.

On July 19, 2023 the Company issued 1,733,334 common shares (9,123 common shares post reverse split) at a price of US$1.50 per share following the closing of an underwritten public offering with gross proceeds to the Company of $3,424,201, before deducting underwriting discounts and other estimated expenses paid by the Company in the amount of $405,636, totalling in a net amount of $3,018,565.

On August 8, 2023, the Company granted 27,819 RSU’s (146 RSU’s post reverse split) to two directors, 50% of the RSUs will vest after 6 months, 25% after 9 months and 25% after a year.

On October 10, 2023, the Company granted 10,935 RSU’s (58 RSU’s post reverse split) to a consultant, the RSUs will vest over 4 months and a day.

On October 23, 2023, the Company issued 24,869 common shares (131 common shares post reverse split) to two directors following the vesting of RSU’s with a fair value of $2.62, for a compensation amount of $65,264.

On December 21, 2023 the Company issued 2,884,616 common shares (15,182 common shares post reverse split) at a price of US$0.52 per share following the closing of a registered direct public offering with gross proceeds to the Company of $1,996,650, before deducting underwriting discounts and other estimated expenses paid by the Company in the amount of $319,464, totalling in a net amount of $1,677,186. The offering was for sale of 2,884,616 units (15,182 units post reverse split), each consisting of one common share and one common warrant to purchase one common share per warrant at an exercise price of US$0.52 (Note 11).

On December 31, 2023, the Company granted 93,069 RSU’s (490 RSU’s post reverse split) to a director and a consultant, the RSUs will vest over 4 months and a day.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

During the year ended December 31, 2022

On January 13, 2022, the Company completed a non-brokered private placement financing wherein it raised $122,950 through the issuance of 40,983 common shares (216 common shares post reverse split) at a price of $3.00 per share.

On May 3, 2022, 150,000 stock options (790 stock options post reverse split) were exercised to common shares for a total proceeds of $123,000.

On July 4, 2022 the Company issued 6,727 common shares(35 common shares post reverse split) following the vesting of RSU’s.

On September 20, 2022 140,000 stock options (737 stock options post reverse split) were exercised to common shares for a total proceeds of $114,800.

On September 22, 2022, as part of the acquisition of Zigi Carmel described in note 4, the Company issued 7,920,000 of its common shares (41,684 of its common shares post reverse split) to the former shareholder of Zigi Carmel in exchange for all of the issued and outstanding shares of Zigi Carmel.

On October 3, 2022, the Company issued 6,727 common shares (35 common shares post reverse split) to two directors following the vesting of RSU’s.

On October 5, 2022, the Company completed a non-brokered private placement financing wherein it raised $616,570 through the issuance of 142,395 common shares (749 common shares post reverse split) at a price of $4.33 per share.

During the year ended December 31, 2021

On March 29, 2021, as part of the reverse takeover as described in note 1, the Company issued 18,015,833 of its common shares (94,820 of its common shares post reverse split) to the former shareholders of BYND in exchange for all of the issued and outstanding shares of BYND. Total 6,269,117 shares (32,995 shares post reverse split) were retained by the former shareholders of the Company.

On May 5, 2021, the Company announced that it completed a non-brokered private placement financing wherein it raised $522,410 through the issuance of 435,337 common shares (2,291 common shares post reverse split) at a price of $1.20 per share.

On July 5, 2021, the Company announced that it completed a non-brokered private placement financing wherein it raised $1,840,000 through the issuance of 2,000,000 common shares (10,526 common shares post reverse split) at a price of 0.92 per share.

On August 16, 2021, 5,000 stock options (26 stock options post reverse split) were exercised to common shares and on September 21, 2021, 55,000 stock options (289 stock options post reverse split) were exercised to common shares for a total proceeds of $49,200.

On October 4, 2021, the Company completed two non-brokered private placements financing wherein it raised $2,500,000 through the issuance of 2,403,846 common shares (12,652 common shares post reverse split) at a price of $1.04 per share as well as 400,000 non-transferable share purchase warrants(2,105 non-transferable share purchase warrants post reverse split) at an exercise price of $1.30 per common share.

The Company recorded a share purchase warrants reserve of $639,879 based on the Black-Scholes option pricing model and the following input assumptions:

Weighted average fair value of warrants issued on October 4, 2021	$1.60
Risk-free interest rate	1.33%
Estimated life	2 years
Expected volatility	100.13%
Expected dividend yield	0%

The funds raised from the $2,500,000 private placement were held in escrow until the company’s shares were approved for listing on the Nasdaq.

In connection with the second financing, the Company raised $189,834 through the issuance of 94,917 common shares (500 common shares post reverse split) at a price of $2.00 per share.

On October 14, 2021, the Company completed a non-brokered private placement financing wherein it raised $400,000 through the issuance of 200,000 common shares (1,053 common shares post reverse split) at a price of $2.00 per share.

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

A summary of the stock options outstanding for the year ended December 31, 2023 are summarized as follows:

Pre reverse split:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	1,135,000	$1.09
Exercised during the period	(60.000)	$0.82
Cancelled during the period	(180,000)	$0.82
Outstanding at December 31, 2021	895,000	$1.16
Granted during the period	10,000	$6.20
Exercised during the period	(290,000)	$0.82
Cancelled during the period	-	$-
Outstanding at December 31, 2022	615,000	$1.41
Granted during the period	100,000	$2.12
Outstanding at December 31, 2023	715,000	$1.51
Exercisable at December 31, 2023	667,500	$1.47

Post reverse split:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2021	-	-
Granted during the period	5,974	$207.1
Exercised during the period	(315)	$155.8
Cancelled during the period	(948)	$155.8
Outstanding at December 31, 2021	4,711	$220.4
Granted during the period	53	$1,178
Exercised during the period	(1,527)	$155.8
Cancelled during the period	-	$-
Outstanding at December 31, 2022	3,237	$267.9
Granted during the period	526	$402.8
Outstanding at December 31, 2023	3,763	$286.9
Exercisable at December 31, 2023	3,513	$279.3

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 14 – EQUITY (continued)

Additional information regarding stock options outstanding as of December 31, 2023, is as follows:

Pre reverse split:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	2.25	$0.82	250,000	$0.82
240,000	2.50	$1.22	240,000	$1.22
115,000	2.83	$2.65	115,000	$2.65
10,000	3.50	$6.20	10,000	$6.20
10,000	4.33	$3.82	7,500	$3.82
90,000	4.58	$1.93	45,000	$1.93

715,000	2.77	$1.51	667,500	$1.47

Post reverse split:

Outstanding			Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

1,316	2.25	$155.8	1,316	$155.8
1,263	2.50	$231.8	1,263	$231.8
605	2.83	$503.5	605	$503.5
53	3.50	$1,178	53	$1,178
53	4.33	$725.8	39	$725.8
473	4.58	$366.7	237	$366.7

3,763	2.77	$286.9	3,513	$279.3

During the year ended December 31, 2023, there were 10,000 stock options (526 stock options post reverse split) granted to directors of the Company with an exercise price ranging from $1.93 to $3.82 per share.

As of December 31, 2023, 667,500 of these stock options (3,513 of these stock options post reverse split) were vested. During the year ended December 31, 2023, the Company recorded $140,821 in share-based payment expense.

During the year ended December 31, 2022, there were 10,000 stock options (53 stock options post reverse split) granted to a director of the Company with an exercise price of $6.20 per share ($1,178 per share post reverse split) and 290,000 stock options (1,527 stock options post reverse split) were exercised to shares.

As of December 31, 2022, 612,500 of these stock options (3,224 post reverse split) were vested. During the year ended December 31, 2022, the Company recorded $153,909 in share-based payment expense.

During the year ended December 31, 2021, there were 780,000 stock options (4,106 stock options post reverse split) granted to the directors and officers of the Company with an exercise price of $0.82 per share. The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter. In addition, 240,000 stock options (1,263 stock options post reverse split) were granted to a director of the Company with an exercise price of $1.22 per share and 115,000 stock options (605 stock options post revese split) were granted to a director of the Company with an exercise price of $2.65 per share.

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$1.61	$3.96
Risk-free interest rate	3.76%	3.56%
Estimated life (in years)	5	5
Expected volatility	100.64%	75.91%
Expected dividend yield	0%	0%

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)